GENERAL INFORMATION (Details)				1 Months Ended			12 Months Ended
	Dec. 22, 2020 shares	Dec. 18, 2020 shares	Dec. 16, 2020 shares	Jan. 21, 2021	Dec. 22, 2020	Mar. 23, 2020	Dec. 31, 2021 shares	Dec. 31, 2018
GENERAL INFORMATION (Details) [Line Items]
Total shareholders (in Shares)							4,828
Number of average employees							28,600
Number of employees							29,114
Description of inversiones					On December 22, 2020, Inversiones Aéreas S.A. carries out a capital increase for 9,504,335 shares, consequently its shareholding composition as follows: LATAM Airlines Group S.A. with 33.41%, Línea Aérea Carguera de Colombia S.A. with 66.43% and Mas Investment Limited with 0.16%.
Delta Air Lines [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership shares issued							20.00%
Cueto Group [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership shares issued							16.39%
Shareholders [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of share capital in form of ADRs							13.07%
Inversora Cordillera S.A. [Member]
GENERAL INFORMATION (Details) [Line Items]
Description of acquired shares				On January 21, 2021, Transporte Aéreos del Mercosur S.A. puchased 2,392,166 preferred shares of Inversora Cordillera S.A. consequently, the shareholding composition of Inversora Cordillera S.A. is as follows: Lan Pax Group S.A. with 90.5% and Transporte Aéreos del Mercosur S.A. with 9.5%.
Lan Argentina S.A. [Member]
GENERAL INFORMATION (Details) [Line Items]
Description of acquired shares				On January 21, 2021, Transporte Aéreos del Mercosur S.A. purchased 53,376 preferred shares of Lan Argentina S.A. consequently, the shareholding composition of Lan Argentina S.A. is as follows: Inversora Cordillera S.A. with 95%, Lan Pax Group S.A. with 4% and Transporte Aéreos del Mercosur S.A. with 1%.
Línea Aérea Carguera de Colombia S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Description of acquired shares					On December 22, 2020, Línea Aérea Carguera de Colombia S.A. carries out a capital increase for 1,861,785 shares, consequently, its shareholding composition is as follows: LATAM Airlines Group S.A. with 4.57%, Fast Air S.A. with 1.53%, Inversiones Lan S.A. with 1.53%, Lan Pax Group S.A. with 1.53% and Lan Cargo Inversiones S.A. 81.31%.
Inversiones Lan S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of shares acquired (in Shares)	12,312,020
Percentage of ownership changes for capital increase	76.19%
LATAM Airlines Group S.A. [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of ownership changes for capital increase	23.62%
Lan Pax Group S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of shares acquired (in Shares)			23,678
Latam Ecuador S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of shares acquired (in Shares)		30,000,000
Tam Linhas Aereas S.A [Member]
GENERAL INFORMATION (Details) [Line Items]
Description of acquired shares						On March 23, 2020, Transporte Aéreo S.A. carries out a capital increase for 109,662 shares which were acquired by Mas Investment Limited, consequently, the shareholding of Transporte Aéreo S.A. is as follows: Lan Cargo S.A. with 87.12567%, Inversiones Lan S.A. with 0.00012% and Mas Investment Limited with 12.87421%.
Holdco I S.A [Member] | TAM S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of economic rights							99.9983%
Holdco I S.A [Member] | TAM S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) [Line Items]
Percentage of rights politicians product							51.04%
Percentage of foreign capital								100.00%
Administrative Staff [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees							4,372
Maintenance Staff [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees							14,784
Operations Staff [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees							6,708
Cabin Crew [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of employees							3,250
Ordinary Shares [Member]
GENERAL INFORMATION (Details) [Line Items]
Number of statutory capital shares (in Shares)							606,407,693
Number of shares pending of subscription and payment (in Shares)							466,382